Equity Activity - Stock Repurchases and Other Transactions (Details) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Equity Activity
Common stock, Shares authorized (in shares)	4,687,500,000	4,687,500,000
Common stock, Par value (in dollars per share)	$ 0.20	$ 0.20
Common stock, outstanding (in shares)	906,091,977
Preferred stock, shares authorized (in shares)	150,000,000
Preferred stock, par value (in dollars per share)	$ 0.01
Common stock repurchase authorization available, value	$ 2,008
Common stock issued under employee plans (in shares)	8,539,072	5,608,845	4,972,028
Issue of treasury shares as a result of RSU releases and stock option exercises (in shares)	2,512,300	2,093,243	2,934,907
Common stock remitted by employees in order to satisfy tax withholding requirements (in shares)	3,027,994	2,286,912	2,363,966
Value of common shares remitted by employees in order to satisfy tax withholding requirements	$ 407	$ 319	$ 302
Series A Preferred Stock
Equity Activity
Preferred stock, shares authorized (in shares)	75,000,000
Preferred stock, shares issued (in shares)	57,916,244
Preferred stock, shares outstanding (in shares)	0